Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of Taxation Charge

	$ million
	2025	2024	2023
Current tax:
Charge in respect of current period	11,752	13,648	13,066
Adjustments in respect of prior periods	(277)	58	(422)
Total	11,475	13,706	12,644
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(356)	(491)	(305)
Relating to changes in tax rates and legislation	593	112	242
Adjustments in respect of prior periods	(75)	74	410
Total	162	(305)	347
Total taxation charge	11,637	13,401	12,991

Disclosure Of Pillar Two Tax Information

Pillar Two [A]
	$ million
	2025	2024	2023
Taxation charge	11,637	13,401	12,991
Of which:
Income tax excluding Pillar Two income tax	11,339	13,150	12,991
Income tax related to Pillar Two income tax	298	251	—
[A]Shell has applied the exception, as set out in the amendments to IAS 12 Income Taxes, to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
Summary of Reconciliation of Applicable Tax Charge at Statutory Tax Rates to Taxation Charge

Reconciliation of applicable tax charge at statutory tax rates to taxation charge

			$ million
	2025	2024	2023
Income before taxation	29,756	29,922	32,627
Less: share of profit of joint ventures and associates	(1,618)	(2,993)	(3,725)
Income before taxation and share of profit of joint ventures and associates	28,138	26,929	28,902
Applicable tax charge at standard statutory tax rates	12,036	11,782	11,921
Adjustments in respect of prior periods	(352)	132	(12)
Tax effects of:
Expenses not deductible for tax purposes	538	747	1,225
Incentives for investment and development	(300)	(374)	(553)
Derecognition of deferred tax assets	373	255	243
Changes in tax rates and legislation	593	112	242
Income not subject to tax at standard statutory rates	276	360	(213)
Disposals	(1,553)	(134)	(113)
Exchange rate differences	(212)	(12)	89
Other reconciling items	238	533	162
Taxation charge	11,637	13,401	12,991
Weighted average of statutory tax rates [A]	43%	44%	41%
Effective tax rate based on income before taxation [B]	39%	45%	40%
Effective tax rate based on income before taxation excluding share of profit of joint ventures and associates [C]	41%	50%	45%
[A]The weighted average of statutory tax rates is calculated by dividing the applicable tax charge at standard statutory tax rates by Income before taxation and share of profit of joint ventures and associates.
[B]The effective tax rate based on income before taxation is calculated by dividing Taxation charge by Income before taxation.
[C]The effective tax rate based on income before taxation excluding share of profit of joint ventures and associates is calculated by dividing Taxation charge by Income before taxation and share of profit of joint ventures and associates.
Summary of Deferred Tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2025	6,841	1,814	3,567	1,854	5,235	19,311
Credit/(charge) to income	396	(271)	455	(8)	(70)	502
Currency translation differences	194	11	164	78	13	460
Other comprehensive income	4	—	7	165	43	219
Other movements	(1,003)	(27)	69	(488)	(46)	(1,495)
At December 31, 2025	6,432	1,527	4,262	1,601	5,175	18,997
Deferred tax liability
At January 1, 2025		(18,914)		(3,250)	(3,795)	(25,959)
(Charge)/credit to income		(1,130)		57	414	(659)
Currency translation differences		(229)		(271)	(79)	(579)
Other comprehensive income		(2)		2,001	27	2,026
Other movements		2,472		4	(112)	2,364
At December 31, 2025		(17,803)		(1,459)	(3,545)	(22,807)
Net deferred tax liability at December 31, 2025						(3,810)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2025
Deferred tax asset						8,173
Deferred tax liability						(11,983)

2024 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2024	7,577	1,584	4,280	1,750	4,432	19,623
(Charge)/credit to income	528	254	(388)	—	799	1,193
Currency translation differences	(94)	(7)	(129)	(77)	(31)	(338)
Other comprehensive income	—	—	33	(162)	46	(83)
Other movements	(1,170)	(17)	(229)	343	(11)	(1,084)
At December 31, 2024	6,841	1,814	3,567	1,854	5,235	19,311
Deferred tax liability
At January 1, 2024		(21,996)		(2,880)	(3,640)	(28,516)
Credit/(charge) to income		(799)		(138)	49	(888)
Currency translation differences		231		386	68	685
Other comprehensive income		(2)		(267)	(15)	(284)
Other movements		3,652		(351)	(257)	3,044
At December 31, 2024		(18,914)		(3,250)	(3,795)	(25,959)
Net deferred tax asset at December 31, 2024						(6,648)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2024
Deferred tax asset						6,857
Deferred tax liability						(13,505)

Disclosure of unrecognised temporary difference, unused tax losses and tax credits

Expected expiration of unused tax losses, unrecognised deductible temporary differences and tax credits

		$ million
Expected expiration	Dec 31, 2025	Dec 31, 2024
Less than 1 year	1,041	375
Between 1 and 5 years	682	1,318
5 years and later [A]	75,324	75,768
Total	77,047	77,461
[A]Includes unrecognised losses for Petroleum Resource Rent Tax (PRRT) in Australia totalling $48,021 million as at the end of the most recent PRRT fiscal year, June 30, 2025 (June 30, 2024: $49,893 million).